Summary of Significant Accounting Policies, Description of Business, and Industry Segment Information (Details)	12 Months Ended
Dec. 31, 2024 Subsidiaries Office Business
Description of Business [Abstract]
Number of banking subsidiaries	1
Number of wholly-owned subsidiaries	1
Number of stores | Office	23
Industry Segment Information [Abstract]
Number of reported lines of business | Business	1